Stock-Based Compensation (Details 2) (USD $)	12 Months Ended
Dec. 31, 2011
Exercise Price Range 0.07 - 0.71 [Member]
Summarized information about stock options outstanding
Range of Exercise Prices, Lower range	$ 0.07
Range of Exercise Prices, Upper range	$ 0.71
Number Outstanding	396,200
Weighted Average Remaining Contractual Life	2 years 1 month 6 days
Weighted Average Exercise Price	$ 0.55
Number of Exercisable	396,200
Weighted Average Exercise Price	$ 0.55
Exercise Price Range 1.79 - 3.37 [Member]
Summarized information about stock options outstanding
Range of Exercise Prices, Lower range	$ 1.79
Range of Exercise Prices, Upper range	$ 3.37
Number Outstanding	343,000
Weighted Average Remaining Contractual Life	4 years 6 months 4 days
Weighted Average Exercise Price	$ 2.49
Number of Exercisable	336,000
Weighted Average Exercise Price	$ 2.47
Exercise Price Range 3.67 - 4.27 [Member]
Summarized information about stock options outstanding
Range of Exercise Prices, Lower range	$ 3.67
Range of Exercise Prices, Upper range	$ 4.27
Number Outstanding	170,100
Weighted Average Remaining Contractual Life	5 years 4 months 2 days
Weighted Average Exercise Price	$ 3.75
Number of Exercisable	135,100
Weighted Average Exercise Price	$ 3.76
Exercise Price Range 4.54 - 5.00 [Member]
Summarized information about stock options outstanding
Range of Exercise Prices, Lower range	$ 4.54
Range of Exercise Prices, Upper range	$ 5.00
Number Outstanding	147,000
Weighted Average Remaining Contractual Life	6 years 3 months 15 days
Weighted Average Exercise Price	$ 4.76
Number of Exercisable	88,200
Weighted Average Exercise Price	$ 4.76
Exercise Price 5.56 [Member]
Summarized information about stock options outstanding
Range of Exercise Prices, Lower range	$ 5.56
Number Outstanding	161,000
Weighted Average Remaining Contractual Life	7 years 4 months 6 days
Weighted Average Exercise Price	$ 5.56
Number of Exercisable	64,400
Weighted Average Exercise Price	$ 5.56
Exercise Price 7.86 [Member]
Summarized information about stock options outstanding
Range of Exercise Prices, Lower range	$ 7.86
Number Outstanding	658,000
Weighted Average Remaining Contractual Life	8 years 11 months 23 days
Weighted Average Exercise Price	$ 7.86
Number of Exercisable	131,600
Weighted Average Exercise Price	$ 7.86
Exercise Price 20.07 [Member]
Summarized information about stock options outstanding
Range of Exercise Prices, Lower range	$ 20.07
Number Outstanding	224,000
Weighted Average Remaining Contractual Life	9 years 5 months 23 days
Weighted Average Exercise Price	$ 20.07